Condensed Consolidated Statements of Stockholders' and Members' Equity and Redeemable Noncontrolling Interest (Unaudited) - USD ($) $ in Thousands		Total	Prior to Initial Public Offering and Reorganization [Member]	After Initial Public Offering and Reorganization [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] After Initial Public Offering and Reorganization [Member]	Members' Equity [Member]	Members' Equity [Member] Prior to Initial Public Offering and Reorganization [Member]	Atlas Sand Company LLC [Member]	Atlas Sand Company LLC [Member] Class A Units [Member]	Atlas Sand Company LLC [Member] Class C Units [Member]	Atlas Sand Company LLC [Member] Class D Units [Member]	Atlas Sand Company LLC [Member] Class P Units [Member]	Atlas Sand Company LLC [Member] Member Units [Member] Class A Units [Member]	Atlas Sand Company LLC [Member] Member Units [Member] Class C Units [Member]	Atlas Sand Company LLC [Member] Member Units [Member] Class D Units [Member]	Atlas Sand Company LLC [Member] Member Units [Member] Class P Units [Member]	Atlas Sand Company LLC [Member] Unit Based Compensation [Member]	Atlas Sand Company LLC [Member] Other Capital [Member]	Atlas Sand Company LLC [Member] Retained Earnings (Accumulated Deficit) [Member]
Beginning Balance at Dec. 31, 2019												$ 362,300					$ 273,701	$ 84,599	$ 34,046	$ 0	$ 17,027	$ 0	$ (47,073)
Beginning balance, Units at Dec. 31, 2019																	313,701	84,599	42,977	52
Issuance of common stock in IPO, net of offering costs												2,154							$ 2,154
Issuance of common stock in IPO, net of offering costs, Shares/Units																			2,515	30
Member distributions												(3)											(3)
Unit-based compensation expense												2,545									2,545
Proceeds from warrant exercises												25							$ 25
Deferred tax liabilities												(882)										(882)
Net income (loss)												(34,442)											(34,442)
Ending Balance, Units at Dec. 31, 2020																	313,701	84,599	45,492	82
Ending Balance at Dec. 31, 2020												331,697					$ 273,701	$ 84,599	$ 36,225	$ 0	19,572	(882)	(81,518)
Issuance of common stock in IPO, net of offering costs													$ 2,572	$ 10,041			$ 2,572	$ 10,041
Issuance of common stock in IPO, net of offering costs, Shares/Units																	2,572	10,041		2
Member distributions												(10,000)											(10,000)
Unit-based compensation expense												129									129
Net income (loss)												4,258											4,258
Ending Balance at Dec. 31, 2021		$ 338,697								$ 338,697
Ending Balance, Units at Dec. 31, 2021													316,273,129	94,639,647	45,492,305	83,833	316,273	94,640	45,492	84
Ending Balance at Dec. 31, 2021												338,697					$ 276,273	$ 94,640	$ 36,225	$ 0	19,701	(882)	(87,260)
Member distributions		(15,024)								(15,024)
Unit-based compensation expense		383								383
Net income (loss)		89,367								89,367
Ending Balance at Jun. 30, 2022		413,423								413,423
Beginning Balance at Dec. 31, 2021												338,697					$ 276,273	$ 94,640	$ 36,225	$ 0	19,701	(882)	(87,260)
Beginning balance, Units at Dec. 31, 2021													316,273,129	94,639,647	45,492,305	83,833	316,273	94,640	45,492	84
Beginning Balance at Dec. 31, 2021		338,697								338,697
Issuance of common stock in IPO, net of offering costs, Shares/Units																				1
Member distributions												(45,024)											(45,024)
Unit-based compensation expense												678									678
Net income (loss)												217,006											217,006
Redeemable noncontrolling interest, Ending balance at Dec. 31, 2022		0
Ending Balance at Dec. 31, 2022		511,357								511,357
Ending Balance, Units at Dec. 31, 2022													316,273,129	94,639,647	45,492,305	85,333	316,273	94,640	45,492	85
Ending Balance at Dec. 31, 2022												$ 511,357					$ 276,273	$ 94,640	$ 36,225	$ 0	$ 20,379	$ (882)	$ 84,722
Member distributions prior to IPO		(15,000)								(15,000)
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest (Note 1)		771,345
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest (Note 1), Shares					39,148,000	42,852,000
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest (Note 1)		(771,345)			$ 391	$ 429	$ (221,247)			(550,918)
Issuance of common stock in IPO, net of offering costs		291,236			$ 180		291,056
Issuance of common stock in IPO, net of offering costs, Shares/Units					18,000,000
Deferred tax liability arising from the IPO		(27,537)					(27,537)
Stock-based compensation		1,878					1,878
Net income after IPO and reorganization, Redeemable noncontrolling interest				$ 39,303
$0.15/share Class A common stock dividend		(8,572)						$ (8,572)
$0.15/unit distribution to Atlas Sand Operating, LLC unitholders		(6,428)
Dividend equivalent rights ($0.15 per share)		(144)						(144)
Other distributions to redeemable non-controlling interest unitholders		(1,777)
Net income (loss)		40,252	$ 54,561	40,252					$ 40,252		$ 54,561
Redeemable noncontrolling interest, Ending balance at Jun. 30, 2023	[1]	802,443
Ending Balance, Shares at Jun. 30, 2023					57,148,000	42,852,000
Ending Balance at Jun. 30, 2023		76,686			$ 571	$ 429	44,150	31,536		0
Redeemable noncontrolling interest, Beginning balance at Mar. 12, 2023	[1]	771,345
Net income after IPO and reorganization, Redeemable noncontrolling interest	[1]			$ 39,303
$0.15/unit distribution to Atlas Sand Operating, LLC unitholders	[1]	(6,428)
Other distributions to redeemable non-controlling interest unitholders	[1]	(1,777)
Redeemable noncontrolling interest, Ending balance at Jun. 30, 2023	[1]	802,443
Ending Balance, Shares at Jun. 30, 2023					57,148,000	42,852,000
Ending Balance at Jun. 30, 2023		$ 76,686			$ 571	$ 429	$ 44,150	$ 31,536		$ 0

[1]	Based on the Operating Units held by the Legacy Owners who also hold 42,852,499 shares of Class B common stock and a Class A common stock price of $18.00 on the date on which we consummated the IPO